Loans and Advances to Customers - Summary of Loans and Advances to Customers by Subordination (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 612,387	€ 608,029
Loans and advances to customers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	612,387	608,029
Non-subordinated [member] | Loans and advances to customers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	612,309	607,908
Subordinated [member] | Loans and advances to customers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 78	€ 121